INVENTORIES	12 Months Ended
Dec. 31, 2016
Inventory Disclosure [Abstract]
INVENTORIES
INVENTORIES

Inventories consist of the following (in millions):

	December 31,
	2016	2015
Finished equipment	$334.7	$429.1
Replacement parts	144.9	168.3
Work-in-process	175.4	190.4
Raw materials and supplies	198.8	275.8
Inventories	$853.8	$1,063.6

Reserves for lower of cost or market value, excess and obsolete inventory were $83.3 million and $76.8 million at December 31, 2016 and 2015, respectively.